Other liabilities - Movement In Unfavorable Drilling Contracts (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Movement in Unfavorable Drilling Contracts [Roll Forward]
Carrying amount, beginning balance	$ 85	$ 134	$ 85	$ 85	$ 85	$ 85	$ 66	$ 66
Accumulated amortization, beginning balance	3	45	21	8	15	0	60	60
Net carrying amount, beginning balance	82	89	64	77	70	85	6	6
Aquadrill acquisition		49
Amortization	(3)	(24)	(6)	(5)
Carrying amount, ending balance	85	134	85	85	85	85	66	66
Accumulated amortization, ending balance	3	45	21	8	15	0	60	60
Net carrying amount, ending balance	$ 82	$ 89	$ 64	$ 77	$ 70	85	$ 6	$ 6
Reorganization, chapter 11, fresh-start adjustment
Movement in Unfavorable Drilling Contracts [Roll Forward]
Carrying amount, beginning balance						19
Accumulated amortization, beginning balance						(60)
Net carrying amount, beginning balance						79
Carrying amount, ending balance						19
Accumulated amortization, ending balance						(60)
Net carrying amount, ending balance						$ 79